Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	SIT MUTUAL FUNDS II INC
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
SIT MUTUAL FUNDS II INC | Sit Quality Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY INFORMATION SIT QUALITY INCOME FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks high current income and safety of principal.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Fund’s portfolio turnover rate was 241.64% of the average value of the portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	241.64%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing under normal market conditions at least 80% of its assets in debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage and other asset-backed securities.

The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities. The balance of the Fund’s assets will be invested in investment grade debt securities issued by corporations and municipalities, and mortgage and other asset backed securities. Investment grade debt securities are rated at the time of purchase within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by the Fund’s investment adviser (the “Adviser”). The Fund’s dollar-weighted average portfolio quality is expected to be “A” or better.

The U.S. government securities in which the Fund will invest include direct obligations of the U.S. Treasury and securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises. The Fund will invest in pass-through securities. Pass-through securities include mortgage-backed securities such as those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). GNMA is an agency of the U.S. government and its securities are backed by the full faith and credit of the U.S. government. FNMA and FHLMC are U.S. government sponsored enterprises and their securities are backed by their credit.

The Fund may invest in securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid by the Adviser. The Fund may seek to hedge the Fund’s duration by investing in interest rate futures and options, but not in excess of 5% of the Fund’s net assets.

In selecting securities for the Fund, the Adviser seeks securities providing relatively high current income. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a security’s credit quality, yield, maturity, liquidity and the security’s sector. The Adviser attempts to maintain an average effective duration for the portfolio of approximately 0 to 2 years. The Adviser’s duration target within this range is based on its interest rate forecast. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with shorter durations are typically less sensitive to changes in interest rates.
Risk [Heading]		rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. You could lose money by investing in the Fund.

The principal risks of investing in the Fund are as follows:
  Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
  Credit Risk: The issuers or guarantors of securities (including U.S. government agencies and instrumentalities issuing securities that are not guaranteed by the full faith and credit of the U.S. government) owned by the Fund may default on the payment of principal or interest, or the other party to a contract may default on its obligations to the Fund, causing the value of the Fund to decrease.
  Income Risk: The income you earn from the Fund may decline due to declining interest rates.
  Interest Rate Risk: An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. Interest rates in the U.S. are near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates.
  Liquidity Risk: The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of an inability to sell certain debt securities with more limited trading opportunities at a favorable price or time. Recent events have caused the markets for some debt securities to experience lower valuations and reduced liquidity. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading may also lead to greater price volatility.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.
  Reinvestment Risk: Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.
  Rule 144A Securities Risk: The value and liquidity of these securities may be adversely affected in the event that the number of qualified institutional buyers interested in purchasing 144A securities is limited, the Fund might be able to dispose of such securities promptly or at reasonable prices, and they may be subject to greater volatility.
  U.S. Government Securities Risk: Securities purchased by the Fund issued by Fannie Mae and Freddie Mac are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. There is a risk that the U.S. government will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.
  Valuation Risk: The Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the Adviser shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the Adviser or the price determined by the pricing service may be different than the actual sale prices of such securities.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance. The table includes returns both before and after taxes. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns for calendar years ended December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The Fund’s year-to-date return as of 6/30/15 (not annualized) was -0.04%. Best Quarter: 0.38% (1Q13). Worst Quarter: -0.14% (2Q13).
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
SIT MUTUAL FUNDS II INC | Sit Quality Income Fund | Sit Quality Income Fund
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.90%
1 Year		rr_ExpenseExampleYear01	$ 92
3 Years		rr_ExpenseExampleYear03	288
5 Years		rr_ExpenseExampleYear05	500
10 Years		rr_ExpenseExampleYear10	$ 1,112
2013		rr_AnnualReturn2013	0.58%
2014		rr_AnnualReturn2014	0.68%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.04%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	0.38%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.14%)
1 Year		rr_AverageAnnualReturnYear01	0.68%
5 Years		rr_AverageAnnualReturnYear05
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
SIT MUTUAL FUNDS II INC | Sit Quality Income Fund | Return after taxes on distributions | Sit Quality Income Fund
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.38%
5 Years		rr_AverageAnnualReturnYear05
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
SIT MUTUAL FUNDS II INC | Sit Quality Income Fund | Return after taxes on distributions and sale of Fund shares | Sit Quality Income Fund
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.38%
5 Years		rr_AverageAnnualReturnYear05
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
SIT MUTUAL FUNDS II INC | Sit Quality Income Fund | Barclays Capital 1-3 Year Govt./Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.77%
5 Years		rr_AverageAnnualReturnYear05
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012

[1]	12/31/12